Employee benefit obligations - Disclosure of Income Statement Impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Total net periodic cost	€ 1,649	€ 1,365	€ 1,607
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1,394	1,169	1,088
Interest cost	213	95	74
Past service cost	141	82	519
Unrealized FX impact	37	152	(93)
Total net periodic cost	€ 1,785	€ 1,498	€ 1,588